UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
7/31/10 (Unaudited)

Key to holding's abbreviations
AGM -- Assured Guaranty Municipal Corporation
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FRN -- Floating Rate Notes
G.O. Bonds -- General Obligation Bonds
GNMA Coll. -- Government National Mortgage Association Collateralized
NATL -- National Public Finance Guarantee Corp.
Radian Insd. -- Radian Group Insured
RAN -- Revenue Anticipation Notes
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (129.2%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.9%)
Butler, Indl. Dev. Board Solid Waste Disp. Rev. Bonds
(GA. Pacific Corp.), 5 3/4s, 9/1/28	BB-	$1,500,000	$1,367,940
Courtland, Indl. Dev. Board Env. Impt. Rev. Bonds
(Intl. Paper Co.), Ser. A, 5s, 11/1/13	BBB	1,500,000	1,592,430
Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman
Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Baa3	3,000,000	3,121,680
Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity
Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,000,000	1,057,380
Sylacauga, Hlth. Care Auth. Rev. Bonds (Coosa Valley
Med. Ctr.), Ser. A
6s, 8/1/35	B/P	250,000	211,140
6s, 8/1/25	B/P	650,000	583,018
			7,933,588

Arizona (5.1%)
Apache Cnty., Indl. Dev. Auth. Poll. Control Rev.
Bonds (Tucson Elec. Pwr. Co.)
Ser. B, 5 7/8s, 3/1/33	Baa3	1,000,000	1,002,940
Ser. A, 5.85s, 3/1/28	Baa3	250,000	250,733
AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds (John C.
Lincoln Hlth. Network), 6 3/8s, 12/1/37 (Prerefunded,
12/1/12)	BBB	1,500,000	1,703,955
Calhoun Cnty., Sales & Use Tax Rev. Bonds
(Georgia-Pacific Corp.), 6 3/8s, 11/1/26	Ba3	830,000	828,647
Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande
Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	B+/P	1,800,000	1,801,206
7 1/4s, 12/1/19	B+/P	1,000,000	1,018,000
Cochise Cnty., Indl. Dev. Auth. Rev. Bonds (Sierra
Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	440,000	472,969
Coconino Cnty., Poll. Control Rev. Bonds
(Tuscon/Navajo Elec. Pwr.), Ser. A, 7 1/8s, 10/1/32	Baa3	3,750,000	3,764,400
(Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s,
10/1/32	Baa3	2,000,000	1,880,100
Maricopa Cnty., Poll. Control Rev. Bonds (El Paso
Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	2,200,000	2,534,155
Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds
(6/1/16), Ser. E, 5 3/4s, 6/1/34	Baa2	1,950,000	2,103,563
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Career
Success Schools), 7 1/8s, 1/1/45	BBB-	500,000	503,865
Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr.), Ser. A, 6 3/8s, 9/1/29	Baa3	500,000	511,790
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,140,000	1,012,955
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5 1/2s, 12/1/29	A	2,000,000	1,999,840
Tempe, Indl. Dev. Auth. Sr. Living Rev. Bonds
(Friendship Village), Ser. A, 5 3/8s, 12/1/13	BB-/P	393,000	388,021
			21,777,139

Arkansas (0.2%)
Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita
Baptist U.), 6s, 3/1/33	BBB-/P	840,000	853,734
			853,734

California (10.5%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds, AMBAC, 5.293s,
7/1/17	A2	3,400,000	3,407,174
CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA),
5 1/4s, 2/1/37	Baa2	1,105,000	1,012,103
CA Poll. Control Fin. Auth. Rev. Bonds (Pacific Gas &
Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,441,950
CA Poll. Control Fin. Auth. Solid Waste Disp. FRB
(Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	BBB	2,150,000	2,160,790
CA Poll. Control Fin. Auth. Solid Waste Disp. Rev.
Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	1,760,000	1,786,400
CA State G.O. Bonds, 6 1/2s, 4/1/33	A1	5,000,000	5,671,800
CA State Pub. Wks. Board Rev. Bonds, Ser. I-1, 6 5/8s,
11/1/34	A2	5,595,000	6,100,676

CA Statewide Cmnty. Dev. Auth. COP (The Internext
Group), 5 3/8s, 4/1/30	BBB	3,950,000	3,758,740
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s,
10/1/38	BB+	560,000	570,948
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB-	3,000,000	3,051,000
Cathedral City, Impt. Board Act of 1915 Special Assmt.
Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BBB-/P	1,015,000	854,945
5s, 9/2/30	BBB-/P	245,000	217,398
Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.1s, 9/1/21	BBB/P	1,000,000	1,032,000
(No. 07-1 Otay Ranch Village Eleven), 5.8s, 9/1/28	BB+/P	290,000	273,870
Foothill/Eastern Corridor Agcy. Rev. Bonds
(Toll Road), 5.85s, 1/15/23	Baa3	500,000	506,715
(CA Toll Roads), 5 3/4s, 1/15/40	Baa3	2,745,000	2,676,483
M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	750,000	813,360
Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	900,000	876,042
Poway, Unified School Dist. Cmnty. Facs. Special Tax
Bonds (Dist. No. 14- Area A), 5 1/8s, 9/1/26	B+/P	850,000	746,785
Sacramento, Special Tax (North Natomas Cmnty. Fac.),
Ser. 4-C, 6s, 9/1/33	BBB-/P	1,245,000	1,210,128
San Francisco, City & Cnty. Redev. Fin. Auth. Tax
Alloc. Bonds (Mission Bay South), Ser. D, 6 5/8s,
8/1/39	BBB	250,000	264,650
Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev.
Bonds (Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	3,000,000	3,000,660
Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist.
No. 1), 7 3/4s, 8/1/32	B+/P	835,000	836,403
Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev.
Bonds (Marketplace 94-1), zero %, 9/1/14	B+/P	2,240,000	1,638,983
			44,910,003

Colorado (2.6%)
CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmntys.), Ser. A, 8 1/4s, 1/1/24	BB-/P	375,000	402,139
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38	A3	2,045,000	2,082,015
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	425,000	402,938
(Valley View Assn.), 5 1/4s, 5/15/42	BBB	3,495,000	3,245,243
CO Pub. Hwy. Auth. Rev. Bonds (E-470 Pub. Hwy.)
Ser. C1, NATL, 5 1/2s, 9/1/24	A	1,000,000	1,025,280
Ser. B, zero %, 9/1/35 (Prerefunded, 9/1/10)	Aaa	15,500,000	2,361,425
Ser. B, zero %, 9/1/34 (Prerefunded, 9/1/10)	Aaa	8,500,000	1,397,315
Denver, City & Cnty. Special Fac. Arpt. Rev. Bonds
(United Airlines), Ser. A, 5 1/4s, 10/1/32	B-	325,000	262,340
			11,178,695

Connecticut (0.4%)
CT State Dev. Auth. 1st. Mtg. Gross Rev. Hlth. Care
Rev. Bonds (Elim Street Park Baptist, Inc.), 5.85s,
12/1/33	BBB+	650,000	618,235
Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A,
7 3/4s, 1/1/43	BB/P	1,050,000	1,104,075
			1,722,310

Delaware (0.2%)
DE St. Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr.),
5.4s, 2/1/31	BBB+	500,000	517,165
Sussex Cnty., Rev. Bonds (First Mtge. - Cadbury
Lewes), Ser. A, 5.9s, 1/1/26	B/P	500,000	430,045
			947,210

District of Columbia (0.5%)
DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
zero %, 6/15/46	BB-/F	17,500,000	651,350
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev.
Bonds (2nd Sr. Lien), Ser. B, zero %, 10/1/40	Baa1	10,000,000	1,444,300
			2,095,650

Florida (7.0%)
Double Branch Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
6.7s, 5/1/34	A-	930,000	958,309
Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/26	BBB	2,000,000	1,792,260
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds
Ser. A, 6 1/8s, 5/1/34	B-/P	445,000	443,020
Ser. B, 5 1/8s, 11/1/14	B-/P	40,000	39,408
FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, 5 3/4s, 1/1/37	Aa1	1,035,000	1,106,767
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 5 3/8s,
6/1/46	A-	4,380,000	4,169,629
Heritage Harbour Marketplace Cmnty., Dev. Dist.
Special Assmt. Bonds, 5.6s, 5/1/36	BB-/P	375,000	298,148
Heritage Harbour, South Cmnty. Dev. Distr. Rev. Bonds,
Ser. A, 6 1/2s, 5/1/34	BB+/P	460,000	472,190
Hillsborough Cnty., Indl. Dev. Auth. Poll. Control
Mandatory Put Bonds (9/1/13) (Tampa Elec. Co.),
Ser. B, 5.15s, 9/1/25	Baa1	400,000	437,264
Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev.
Bonds (Proton Therapy Inst.), Class A, 6s, 9/1/17	B/P	450,000	469,440
Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds
(Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Ba1	2,450,000	2,017,820
Lakeland, Retirement Cmnty. Rev. Bonds (1st Mtge. -

Carpenters), 6 3/8s, 1/1/43	BBB-/F	840,000	785,165

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,100,000	880,440
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB	1,075,000	902,828
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BB	1,500,000	1,400,490
(Shell Pt./Alliance Cmnty.), 5s, 11/15/10	BB	340,000	340,911
Main St. Cmnty., Dev. Dist. Special Assmt. Bonds,
Ser. A, 6.8s, 5/1/38	BB-/P	245,000	209,509
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount
Sinai Med. Ctr.), Ser. A
6.8s, 11/15/31	Ba1	500,000	503,590
6.7s, 11/15/19	Ba1	1,335,000	1,365,518
Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds,
5.7s, 5/1/37	D/P	960,000	572,189
Reunion West, Cmnty. Dev. Dist. Special Assmt. Bonds,
1.919s, 5/1/36	D/P	1,670,000	617,900
Six Mile Creek, Cmnty. Dev. Dist. Rev. Bonds, 5.65s,
5/1/22	CCC/P	1,240,000	403,000
South Lake Hosp. Dist. (South Lake Hosp.), Ser. A, 6s,
4/1/29	Baa2	1,000,000	1,036,780
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist
Hlth.), 5 1/4s, 11/15/33 (Prerefunded, 2/1/13)	Aaa	1,500,000	1,671,855
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A,
5.7s, 5/1/35	BB-/P	940,000	692,517
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New
Port), Ser. A, 5 7/8s, 5/1/38 (In default) (NON)	D/P	655,000	209,600
Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds
(Split Pine Cmnty. Dev. Dist.), Ser. A, 5 1/4s, 5/1/39	BB-/P	1,825,000	1,307,065
6.55s, 5/1/27	BB-/P	700,000	610,624
5.4s, 5/1/37	BB-/P	1,420,000	1,090,887
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap.
Impt.), Ser. A, 6 5/8s, 5/1/33	BB/P	455,000	446,819
Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds
(Cmnty. Infrastructure)
Ser. A, 5 3/8s, 5/1/37	B-/P	1,000,000	616,850
Ser. B, 5s, 11/1/13	B-/P	605,000	435,128
Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds
(Dist. No. 8 Phase II), 6 1/8s, 5/1/39	BB-/P	500,000	506,825
Wentworth Estates, Cmnty. Dev. Dist. Special Assmt.
Bonds, Ser. A, 5 5/8s, 5/1/37 (In default) (NON)	D/P	970,000	329,800
World Commerce Cmnty. Dev. Dist. Special Assmt.,
Ser. A-1
6 1/2s, 5/1/36 (In default) (NON)	D/P	1,250,000	419,925
6 1/4s, 5/1/22 (In default) (NON)	D/P	695,000	240,950
			29,801,420

Georgia (2.8%)
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s,
11/1/39	A1	2,500,000	2,738,475
Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds
(Delta Airlines), Ser. A, 8 3/4s, 6/1/29	CCC+	2,000,000	2,169,820
Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth.
Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18
(Prerefunded, 8/2/10)	AAA	1,850,000	2,178,708
Fulton Cnty., Res. Care Fac. Rev. Bonds
(Canterbury Court), Class A, 6 1/8s, 2/15/34	BB-/P	600,000	548,196
(First Mtge. Lenbrook), Ser. A, 5s, 7/1/17	B/P	1,370,000	1,237,864
Gainesville & Hall Cnty., Devauth Retirement Cmnty.
Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2,
6 3/8s, 11/15/29	BBB+	700,000	727,174
Marietta, Dev. Auth. Rev. Bonds (U. Fac. Life U.,
Inc.), Ser. PJ, 6 1/4s, 6/15/20	Ba3	1,315,000	1,285,597
Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green
Island), 5 1/4s, 7/1/27	B+/P	575,000	501,348
Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper),
Ser. A, 6 1/8s, 1/1/34	B+/P	600,000	568,950
			11,956,132

Hawaii (0.8%)
HI Dept. of Trans. Special Fac. Rev. Bonds
(Continental Airlines, Inc.), 7s, 6/1/20	B	1,315,000	1,310,213
HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	400,000	451,816
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	1,500,000	1,649,550
			3,411,579

Illinois (2.7%)
Chicago, G.O. Bonds, Ser. A, AMBAC, 5 5/8s, 1/1/39	Aa2	105,000	110,151
Du Page Cnty., Special Svc. Area No. 31 Special Tax
Bonds (Monarch Landing)
5 5/8s, 3/1/36	CCC/P	350,000	277,445
5.4s, 3/1/16	CCC/P	196,000	188,693
IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa1	1,500,000	1,736,490
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB	2,000,000	2,140,700
(IL Rush U. Med Ctr.), Ser. C, 6 5/8s, 11/1/39	A3	1,075,000	1,161,796
(Roosevelt U.), 6 1/4s, 4/1/29	Baa2	1,500,000	1,579,965
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	200,000	183,286
(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26	B+/P	1,000,000	945,960
(Landing At Plymouth Place), Ser. A, 5.35s, 5/15/15	B+/P	600,000	586,854
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	BBB+	1,575,000	1,586,277
IL Hlth. Fac. Auth. Rev. Bonds
(Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	130,697	103,285

(St. Benedict), Ser. 03A-1, 6.9s, 11/15/33
(In default) (NON)	D/P	500,000	150,000
(Elmhurst Memorial Hlth. Care), 5 5/8s, 1/1/28	Baa1	550,000	549,060
			11,299,962

Indiana (1.7%)
Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express
Corp.), 5.1s, 1/15/17	Baa2	3,500,000	3,642,135
Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa2	1,125,000	1,240,110
NATL, 5.6s, 11/1/16	A	700,000	769,790
Ser. A, NATL, 5.6s, 11/1/16	A	500,000	549,825
Jasper Hosp. Auth. Rev. Bonds (Memorial Hosp.),
5 1/2s, 11/1/32	A-	500,000	494,890
St. Joseph Cnty., Econ. Dev. Rev. Bonds (Holy Cross
Village Notre Dame), Ser. A, 5 3/4s, 5/15/15	B/P	455,000	465,046
			7,161,796

Iowa (2.7%)
IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care
Initiatives)
9 1/4s, 7/1/25 (Prerefunded, 7/1/11)	AAA	4,180,000	4,588,846
Ser. A, 5 1/4s, 7/1/17	BB+	1,040,000	958,162
Ser. A, 5s, 7/1/19	BB+	2,750,000	2,408,038
Ser. A, 5 1/2s, 7/1/25	BB+	950,000	794,599
IA Fin. Auth. Retirement Cmnty. Rev. Bonds (Friendship
Haven), Ser. A
6 1/8s, 11/15/32	BB/P	750,000	730,808
6s, 11/15/24	BB/P	200,000	200,000
IA State Higher Ed. Loan Auth. Rev. Bonds, 5s, 10/1/22	BB/F	800,000	738,080
Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C,
5 3/8s, 6/1/38	BBB	1,250,000	907,463
			11,325,996

Kansas (0.1%)
Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village),
7 1/8s, 5/15/29	BB+/P	500,000	509,755
			509,755

Kentucky (0.6%)
KY Econ. Dev. Fin. Auth. Rev. Bonds (First Mtge.),
Ser. IA, 8s, 1/1/29	B+/P	290,000	291,601
KY Econ. Dev. Fin. Auth. Hlth. Syst. Rev. Bonds
(Norton Hlth. Care), Ser. A, 6 1/2s, 10/1/20	A-/F	1,040,000	1,055,226
Louisville/Jefferson Cnty., Metro. Govt. College Rev.
Bonds (Bellarmine U.), Ser. A, 6s, 5/1/28	Baa2	500,000	520,330
Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr.
Co.), Ser. A, 6 1/4s, 6/1/39	BBB+	700,000	761,243
			2,628,400

Louisiana (1.1%)
Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s,
11/1/36	Baa2	750,000	678,683
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B,
5 7/8s, 5/15/39	BBB	2,700,000	2,650,104
W. Feliciana Parish, Poll. Control Rev. Bonds (Gulf
States Util. Co.), Ser. C, 7s, 11/1/15	Baa2	1,160,000	1,168,294
			4,497,081

Maine (0.6%)
Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade
Corp.), 6 7/8s, 10/1/26	B2	2,500,000	2,363,650
			2,363,650

Maryland (1.6%)
Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.
Fac.), Ser. A, 5s, 1/1/37	BBB+	2,000,000	1,838,020
MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac
Electric Power Co.), 6.2s, 9/1/22	A	550,000	643,616
MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(WA Cnty. Hosp.), 5 3/4s, 1/1/38	BBB-	450,000	455,382
(King Farm Presbyterian Cmnty.), Ser. A, 5 1/4s, 1/1/27	B/P	710,000	583,237
MD State Indl. Dev. Fin. Auth. Rev. Bonds
(Synagro-Baltimore), Ser. A, 5 3/8s, 12/1/14	BBB+/F	1,000,000	1,033,180
MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds
(Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P	400,000	386,956
Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran
Village), Ser. A
6 1/4s, 5/1/34	BB/P	600,000	524,484
5 7/8s, 5/1/21	BB/P	1,600,000	1,487,120
			6,951,995

Massachusetts (8.5%)
Boston, Indl. Dev. Fin. Auth. Rev. Bonds (Springhouse,
Inc.), 6s, 7/1/28	BB-/P	1,600,000	1,484,080
MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds,
Ser. B1, 7 1/4s, 6/1/16	BB-/P	2,000,000	2,009,840
MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5 1/2s, 1/1/23	AA	1,000,000	1,024,290
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	690,000	775,463

(Linden Ponds, Inc. Fac.), Ser. A, 5 3/4s, 11/15/42	BB/P	1,200,000	844,872
(Linden Ponds, Inc.), Ser. A, 5 3/4s, 11/15/35	BB/P	755,000	548,908
(Boston Biomedical Research), 5 3/4s, 2/1/29	Baa3	1,000,000	937,310
(Linden Ponds, Inc.), Ser. A, 5 1/2s, 11/15/22	BB/P	390,000	315,108
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,700,000	1,715,011
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB+/P	550,000	506,891
MA State Dev. Fin. Agcy. Hlth. Care Fac. Rev. Bonds
(Adventcare), Ser. A, 6.65s, 10/15/28	B/P	1,050,000	951,416
MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory
Put Bonds (5/1/19) (Dominion Energy Brayton), Ser. 1,
5 3/4s, 12/1/42	A-	1,050,000	1,132,887
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments/HPHC), Ser. A, 9s, 12/15/15
(Prerefunded, 12/15/12)	AAA/P	2,175,000	2,511,451
(Norwood Hosp.), Ser. C, 7s, 7/1/14 (prerefunded
7/1/14)	BB/P	1,185,000	1,389,460
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	2,550,000	2,551,122
(UMass Memorial), Ser. C, 6 5/8s, 7/1/32	Baa1	2,225,000	2,247,918
(UMass Memorial), Ser. C, 6 1/2s, 7/1/21	Baa1	3,450,000	3,505,338
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28	BB-/P	1,700,000	1,603,576
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,610,100
(Baystate Med. Ctr.), Ser. F, 5.7s, 7/1/27	A+	1,000,000	1,020,010
(Springfield College), 5 1/2s, 10/15/31	Baa1	1,100,000	1,135,970
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	250,000	208,905
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	BB/P	1,500,000	1,358,295
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	2,200,000	2,125,068
MA State Indl. Fin. Agcy. Rev. Bonds
(1st Mtge. Stone Institute & Newton Home), 7.9s, 1/1/24	B-/P	750,000	738,383
(1st Mtge. Berkshire Retirement), Ser. A, 6 5/8s,
7/1/16	BBB	1,865,000	1,871,583

			36,123,255

Michigan (4.0%)
Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	BB	950,000	909,578
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM,
6 1/4s, 7/1/36	AAA	1,660,000	1,797,680
Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med.
Ctr.), 6s, 7/1/20	Ba1	1,120,000	1,119,104
Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City
Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba1	450,000	438,269
MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	2,000,000	2,164,740
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A1	1,600,000	1,605,552
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	2,565,000	2,359,313
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25
(Prerefunded,5/15/15)	AAA	755,000	881,002
MI State Strategic Fund, Ltd. Rev. Bonds (Worthington
Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22
(Prerefunded, 10/1/22)	AAA/P	1,350,000	1,601,438
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
6s, 6/1/48	BBB	4,000,000	2,945,680
Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy
Memorial Hosp.), 5 1/2s, 6/1/20	Baa3	1,480,000	1,446,966
			17,269,322

Minnesota (2.5%)
Arden Hills, Hsg. & Hlth. Care Facs. VRDN
(Presbyterian Homes), Ser. A, 0.2s, 9/1/29	A-1+	1,133,000	1,133,000
Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds
(Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	3,000,000	3,164,160
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(BSM Properties, Inc.), Ser. A, 5 7/8s, 12/1/28	B+/P	115,000	100,777
Inver Grove Heights, Nursing Home Rev. Bonds
(Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	700,000	647,577
North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes
North Oaks), 6 1/8s, 10/1/39	BB/P	315,000	315,060
Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB-	750,000	755,663
Rochester, Hlth. Care Fac. Rev. Bonds (Olmsted Med.
Ctr.), 5 7/8s, 7/1/30	BBB-/F	1,000,000	1,006,280
Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good
Shepherd Lutheran Home)
7 1/2s, 1/1/39	B+/P	500,000	515,800
6s, 1/1/34	B+/P	400,000	365,796
St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds
(Healtheast)
6s, 11/15/35	Ba1	1,350,000	1,290,762
Ser. B, 5.85s, 11/1/17	Ba1	250,000	250,748
St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp.
Pkg. Ramp), Ser. 1, 5s, 8/1/36	BBB/P	1,125,000	949,241
			10,494,864

Mississippi (1.0%)
MS Bus. Fin. Corp. Poll. Control Rev. Bonds (Syst.
Energy Resources, Inc.), 5.9s, 5/1/22	BBB	1,630,000	1,630,163
MS Home Corp. Rev. Bonds (Single Fam. Mtge.),
Ser. B-2, GNMA Coll., FNMA Coll., 6.45s, 12/1/33	Aaa	705,000	750,169
Warren Cnty., Gulf Opportunity Zone (Intl. Paper Co.),
Ser. A, 6 1/2s, 9/1/32	BBB	1,600,000	1,714,960
			4,095,292

Missouri (3.8%)
Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac.
Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 1/2s,

6/1/16	A+	1,000,000	1,055,510
Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds
(First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	BB-/P	2,000,000	1,835,700
MO State Hlth. & Edl. Fac. Auth. Rev. Bonds, Ser.
2003A (St. Luke's Health), 5 1/2s, 11/15/28 (T)	AAA	10,000,000	10,797,002
MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U.
(The)), Ser. D, 0.18s, 9/1/30	VMIG1	950,000	950,000
MO State Hsg. Dev. Comm. Mtge. Rev. Bonds
(Single Fam. Homeowner Loan), Ser. A-1, GNMA Coll,
FNMA Coll, 7 1/2s, 3/1/31	AAA	185,000	198,144
(Single Fam. Homeowner Loan), Ser. B-1, GNMA Coll.,
FNMA Coll., 7.45s, 9/1/31	AAA	200,000	205,088
(Single Fam. Homeowner Loan), Ser. A-1, GNMA Coll.,
FNMA Coll., 6 3/4s, 3/1/34	AAA	295,000	309,768
St. Louis Arpt. Rev. Bonds (Lambert-St. Louis Intl.),
Ser. A-1, 6 5/8s, 7/1/34	A	1,000,000	1,084,190
			16,435,402

Montana (0.2%)
MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's
Lutheran), Ser. A, 6s, 5/15/25	B+/P	500,000	443,400
MT State Board Inv. Exempt Fac. Rev. Bonds (Stillwater
Mining), 8s, 7/1/20	B	250,000	236,310
			679,710

Nebraska (0.6%)
Central Plains, Energy Rev. Bonds (NE Gas No. 1),
Ser. A, 5 1/4s, 12/1/18	BB+	1,500,000	1,544,730
Kearney, Indl. Dev. Rev. Bonds
(Great Platte River), 8s, 9/1/12 (In default) (NON)	D/P	61,716	11,726
(Brookhaven), zero %, 9/1/12 (In default) (NON)	D/P	791,466	11,872
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel
Oblig. Group), 5 1/2s, 1/1/30	A-/F	1,000,000	1,029,550
			2,597,878

Nevada (2.5%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Summerlin No. 151), 5s, 8/1/16	BB-/P	990,000	847,816
(Summerlin No. 142), 6 3/8s, 8/1/23	BB+/P	935,000	911,270
(Summerlin No. 151), 5s, 8/1/20	BB-/P	420,000	324,232
Clark Cnty., Indl. Dev. Rev. Bonds (Southwest Gas
Corp.), Ser. C, AMBAC, 5.95s, 12/1/38	Baa2	5,000,000	5,018,200
Clark Cnty., Indl. Dev. Rev. Notes (NV Pwr. Co.),
Ser. A, 5.6s, 10/1/30	BB+	1,000,000	945,670
Clark Cnty., Local Impt. Dist. Special Assmt. Bonds
(No. 142), 6.1s, 8/1/18	BB+/P	240,000	238,058
Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/18	BB+/P	370,000	322,429
(No. T-18), 5s, 9/1/16	B/P	1,925,000	943,693
Las Vegas, Local Impt. Board Special Assmt. (Dist. No.
607), 5.9s, 6/1/18	BB/P	1,165,000	1,097,337
			10,648,705

New Hampshire (1.0%)
NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	BB-/P	600,000	605,934
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB+	1,875,000	1,954,106
NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp.
Oblig. Group), Ser. A, 6s, 10/1/27	Baa1	1,700,000	1,760,367
			4,320,407

New Jersey (6.7%)
Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,000,000	869,200
NJ Econ. Dev. Auth. Rev. Bonds
(Cedar Crest Village, Inc.), Ser. A, U.S. Govt. Coll.,
7 1/4s, 11/15/31 (Prerefunded, 11/15/11)	AAA/F	1,250,000	1,372,713
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	2,400,000	2,405,256
(First Mtge. Presbyterian Home), Ser. A, 6 3/8s,
11/1/31	BB/P	500,000	433,975
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	1,000,000	973,830
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	430,000	367,981
(Cigarette Tax), 5 3/4s, 6/15/29	Baa2	1,000,000	997,640
(Cigarette Tax), 5 1/2s, 6/15/24	Baa2	4,000,000	3,953,880
(MSU Student Hsg. - Provident Group - Montclair LLC),
5 3/8s, 6/1/25	Baa3	2,000,000	2,024,200
NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds
(Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	860,000	725,315
NJ Econ. Dev. Auth. Solid Waste Mandatory Put Bonds
(6/1/14) (Disp. Waste Mgt.), 5.3s, 6/1/15	BBB	1,750,000	1,851,483
NJ Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (American
Wtr. Co.), Ser. A, 5.7s, 10/1/39	A2	2,600,000	2,651,792
NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	2,250,000	2,343,105
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Baa2	2,665,000	2,668,198
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BB+	2,250,000	2,088,450
(Atlantic City Med.), 5 3/4s, 7/1/25	A1	695,000	713,369
(Holy Name Hosp.), 5s, 7/1/36	Baa2	2,500,000	2,194,050
			28,634,437

New Mexico (1.3%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s,
6/1/40	Baa3	500,000	503,285
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	4,500,000	4,143,330
Farmington, Poll. Control VRDN (AZ Pub. Svc. Co.),
Ser. B, 0.2s, 9/1/24	P-1	800,000	800,000
			5,446,615

New York (7.7%)
Broome Cnty., Indl. Dev. Agcy. Continuing Care
Retirement Rev. Bonds (Good Shepard Village), Ser. A,
6 3/4s, 7/1/28	B/P	600,000	534,936
Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
(Gurwin Jewish Sr. Residence),
Ser. A, 6s, 5/1/29	B+/P	750,000	683,910
Ser. A, 6s, 5/1/39	B+/P	500,000	436,180
Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev.
Bonds (Nicholas H. Noyes Memorial Hosp.), 5 3/4s,
7/1/15	BB	1,960,000	1,953,101
Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds
(Keyspan-Glenwood), 5 1/4s, 6/1/27	A-	2,775,000	2,815,487
Niagara Cnty., Indl. Dev. Agcy. Mandatory Put Bonds
(11/15/11) (Solid Waste Disp.), Ser. A, 5.45s, 11/15/26	Baa2	500,000	513,810
NY City, Indl. Dev. Agcy. Rev. Bonds (Liberty-7 World
Trade Ctr.)
Ser. B, 6 3/4s, 3/1/15	BB/P	200,000	201,256
Ser. A, 6 1/4s, 3/1/15	BB/P	2,775,000	2,765,038
NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Staten Island U. Hosp.), Ser. A, 6 3/8s, 7/1/31	Baa3	760,000	766,916
(Bronx Pkg. Dev. Co., LLC), 5 3/4s, 10/1/37	B/P	500,000	413,485
NY City, Indl. Dev. Agcy. Special Arpt. Fac. Rev.
Bonds (Airis JFK I, LLC), Ser. A, 5 1/2s, 7/1/28	BBB-	1,300,000	1,177,553
NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B-	5,975,000	6,107,406
(British Airways PLC), 5 1/4s, 12/1/32	BB-	3,425,000	2,530,767
(Jetblue Airways Corp.), 5s, 5/15/20	B-	325,000	289,653
NY State Dorm. Auth. Rev. Bonds (Winthrop-U. Hosp.
Assn.), Ser. A, 5 1/2s, 7/1/32	Baa1	900,000	910,053
NY State Dorm. Auth. Non-State Supported Debt Rev.
Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	725,000	717,424
NY State Energy Research & Dev. Auth. Gas Fac. Rev.
Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	3,800,000	3,799,734
Port Auth. NY & NJ Special Oblig. Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6 3/4s,
10/1/19	BB+/P	200,000	179,176
(Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
10/1/11	BB+/P	400,000	401,424
Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp.
Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.),
6 5/8s, 10/1/35	BB-	670,000	676,573
Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	1,250,000	1,251,525
Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement
Rev. Bonds (Peconic Landing), Ser. A, 8s, 10/1/30	BB-/P	2,700,000	2,758,968
Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
Jewish Home), Ser. A, 7 3/8s, 3/1/21	B+/P	800,000	797,328
			32,681,703

North Carolina (1.9%)
NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C,
6 3/4s, 1/1/24	A-	750,000	894,825
NC Hsg. Fin. Agcy. FRN (Homeownership), Ser. 26,
Class A, 5 1/2s, 1/1/38	Aa2	685,000	713,421
NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.4s, 10/1/27	BB/P	2,000,000	1,953,940
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,110,000	1,131,168
NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	500,000	433,190
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	1,730,000	1,516,916
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	700,000	648,151
(Forest at Duke), 5 1/8s, 9/1/27	BBB+/F	1,000,000	1,003,780
			8,295,391

North Dakota (0.2%)
Grand Forks, Hlth. Care Syst. Rev. Bonds (Altru Hlth.
Syst. Oblig. Group), 7 1/8s, 8/15/24 (Prerefunded,
8/15/10)	AAA/P	1,000,000	1,012,030
			1,012,030

Ohio (7.9%)
American Muni. Pwr. - Ohio, Inc. Rev. Bonds, 5 1/4s,
2/15/33 (T)	AAA	10,000,000	10,508,731
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds,
Ser. A-2
6s, 6/1/42	BBB	2,000,000	1,506,500
5 7/8s, 6/1/30	BBB	3,340,000	2,642,508
5 3/4s, 6/1/34	BBB	8,500,000	6,390,385
5 1/8s, 6/1/24	BBB	990,000	830,254
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.), 5 5/8s, 8/15/32	A-	2,825,000	2,750,870
Franklin Cnty., Hlth. Care Fac. Rev. Bonds
(Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB	2,750,000	2,756,270
Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev.
Bonds (Hickory Chase), 7s, 12/1/38	BB-/P	700,000	481,390

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 5 5/8s, 8/15/29	Baa1	1,530,000	1,522,013
OH State Air Quality Dev. Auth. Rev. Bonds (Valley
Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,300,000	1,382,602
OH State Higher Edl. Fac. Commn. Rev. Bonds (U. Hosp.
Hlth. Syst.), Ser. 09-A, 6 3/4s, 1/15/39	A2	2,000,000	2,145,360
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa3	500,000	568,755
			33,485,638

Oklahoma (1.5%)
OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds
(Homeownership Loan),
Ser. B, 5.35s, 3/1/35	Aaa	2,250,000	2,370,848
Ser. C, GNMA Coll., FNMA Coll., 5.95s, 3/1/37	Aaa	2,025,000	2,178,171
Tulsa Cnty., Indl. Auth. Rev. Bonds (Sr. Living Cmnty.
Montereau, Inc.), Ser. A
7 1/8s, 11/1/30	BB-/P	1,250,000	1,290,088
6 7/8s, 11/1/23	BB-/P	500,000	509,720
			6,348,827

Oregon (1.4%)
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BB-/P	3,200,000	3,220,480
OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A2	2,000,000	2,125,880
Warm Springs Reservation, Confederated Tribes Rev.
Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s,
11/1/33	A3	700,000	730,436
			6,076,796

Pennsylvania (6.8%)
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5 1/2s, 10/15/30	Baa3	1,000,000	1,007,680
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(Hlth. Syst.), Ser. B, 9 1/4s, 11/15/22 (Prerefunded,
11/15/10)	AAA	195,000	203,757
(Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	BB-	5,905,000	4,197,569
Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(U.S. Steel Corp.), 6 3/4s, 11/1/24	Ba2	2,000,000	2,158,120
(Env. Impt.), 5 1/2s, 11/1/16	Ba2	850,000	884,017
Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev.
Bonds (Ann's Choice, Inc.), Ser. A
6 1/8s, 1/1/25	BB/P	1,160,000	1,139,804
5.3s, 1/1/14	BB/P	690,000	703,303
5.2s, 1/1/13	BB/P	1,000,000	1,021,950
5.1s, 1/1/12	BB/P	400,000	406,888
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.45s, 1/1/21	BBB+	550,000	556,270
(Presbyterian Homes), Ser. A, 5.35s, 1/1/20	BBB+	515,000	520,881
Delaware Cnty., Indl. Dev. Auth. Resource Recvy. Rev.
Bonds, Ser. A, 6.1s, 7/1/13	Ba1	335,000	336,035
Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren
Village), Ser. A, 6 3/8s, 7/1/30	BB-/P	625,000	607,475
Lebanon Cnty., Hlth. Facs. Rev. Bonds (Pleasant View
Retirement), Ser. A, 5.3s, 12/15/26	BB/P	500,000	439,140
Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds
(Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	3,000,000	3,075,450
Montgomery Cnty., Indl. Auth. Resource Recvy. Rev.
Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P	1,100,000	892,606
New Morgan, Indl. Dev. Auth. Solid Waste Disp. Rev.
Bonds (New Morgan Landfill Co., Inc.), 6 1/2s, 4/1/19	BBB	1,000,000	1,003,380
Northampton Cnty., Hosp. Auth. Mandatory Put Bonds
(8/15/16) (Saint Luke's Hosp.), Ser. C, 4 1/2s,
8/15/32	A3	1,500,000	1,519,035
PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds
(Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	2,000,000	2,238,180
(Reliant Energy), Ser. B, 6 3/4s, 12/1/36	B1	650,000	673,771
PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev.
Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	1,650,000	1,646,073
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Edinboro U. Foundation), 5.8s, 7/1/30	Baa3	1,000,000	1,014,010
(Widener U.), 5.4s, 7/15/36	BBB+	1,000,000	1,009,440
Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds
(Graduate Hlth. Syst.), 7 1/4s, 7/1/11
(In default) (NON)	D/P	2,707,789	812
Scranton, G.O. Bonds, Ser. C, 7.1s, 9/1/31
(Prerefunded, 9/1/11)	AAA/P	750,000	803,423
Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds,
Ser. A, 6 1/2s, 1/1/38	Baa3	500,000	502,585
Wilkes-Barre, Fin. Auth. (Wilkes U.), 5s, 3/1/22	BBB	560,000	577,696
			29,139,350

Puerto Rico (2.7%)
Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	A3	1,000,000	1,068,500
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	A	1,000,000	1,075,880
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds,
Ser. A
6s, 7/1/44	Baa1	1,200,000	1,258,368
6s, 7/1/38	Baa1	1,000,000	1,055,920
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. N, 5 1/2s, 7/1/25	A3	1,000,000	1,059,630
Ser. L, AMBAC, 5 1/4s, 7/1/38	A3	1,845,000	1,836,864
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control

Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	1,008,660
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds,
Ser. A, zero %, 8/1/30	A+	11,500,000	3,347,190
			11,711,012

Rhode Island (0.3%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A,
6 1/8s, 6/1/32	BBB	1,490,000	1,443,706
			1,443,706

South Carolina (1.8%)
Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper
Co.), Ser. A, 5s, 8/1/30	BBB	1,135,000	994,691
Orangeburg Cnty., Solid Waste Disp. Fac. Rev. Bonds
(SC Elec. & Gas), AMBAC, 5.7s, 11/1/24	A	2,500,000	2,507,100
SC Hosp. Auth. Rev. Bonds (Med. U.), Ser. A, 6 1/2s,
8/15/32 (Prerefunded, 8/15/12)	AAA	1,250,000	1,403,775
SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev. Bonds
(Palmetto Hlth.)
Ser. A, 7 3/8s, 12/15/21 (Prerefunded, 12/15/10)	AAA/P	1,600,000	1,672,176
Ser. C, 6s, 8/1/20 (Prerefunded, 8/1/13)	Baa1	890,000	1,022,539
Ser. C, 6s, 8/1/20 (Prerefunded, 8/1/13)	Baa1	110,000	126,381
			7,726,662

South Dakota (0.5%)
SD Edl. Enhancement Funding Corp. SD Tobacco Rev.
Bonds, Ser. B, 6 1/2s, 6/1/32	BBB	2,000,000	2,000,780
			2,000,780

Tennessee (0.6%)
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds
(Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,450,000	1,486,917
Johnson City, Hlth. & Edl. Facs. Board Retirement Fac.
Rev. Bonds (Appalachian Christian Village), Ser. A,
6 1/4s, 2/15/32	BB-/P	1,000,000	967,840
			2,454,757

Texas (12.1%)
Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears
Methodist Retirement)
Ser. A, 7s, 11/15/33	B+/P	600,000	539,292
5 7/8s, 11/15/18	B+/P	1,000,000	934,840
Ser. A, 5 7/8s, 11/15/18	B+/P	20,000	18,697
6s, 11/15/29	B+/P	1,450,000	1,191,712
Alliance, Arpt. Auth. Rev. Bonds (American Airlines,
Inc.), 5 1/4s, 12/1/29	CCC+	850,000	607,529
Brazos River, Auth. Poll. Control Rev. Bonds (TXU
Energy Co., LLC)
Ser. D-1, 8 1/4s, 5/1/33	Caa3	1,000,000	537,900
5s, 3/1/41	CCC	1,500,000	660,645
Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory
Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB-	2,200,000	2,221,516
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Rev. Bonds
(American Airlines, Inc.)
6 3/8s, 5/1/35	CCC+	1,000,000	805,970
5 1/2s, 11/1/30	CCC+	500,000	368,050
Gulf Coast, Waste Disp. Auth. Rev. Bonds, Ser. A,
6.1s, 8/1/24	BBB	450,000	456,291
Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B3	500,000	500,790
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	4,790,000	4,811,795
(Special Fac. - Continental Airlines, Inc.), Ser. E,
6 3/4s, 7/1/21	B3	1,600,000	1,598,640
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	6,185,000	5,144,374
La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp
Inc.), Ser. A, 6 3/8s, 8/15/44	BBB	1,100,000	1,159,752
Matagorda Cnty., Poll. Control Rev. Bonds
(Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	1,000,000	1,105,360
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	1,250,000	1,136,025
Mission, Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds
(Allied Waste N.A. Inc.), Ser. A, 5.2s, 4/1/18	BBB	900,000	906,327
North TX, Thruway Auth. Rev. Bonds
Ser. A, 6s, 1/1/25	A2	1,000,000	1,097,530
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	1,750,000	1,823,745
North TX, Thruway Auth. stepped-coupon Rev. Bonds,
zero %, (6.5s, 1/1/15) 2043 (STP)	A2	3,000,000	2,454,180
Sam Rayburn Muni. Pwr. Agcy. Rev. Bonds, 6s, 10/1/21	Baa2	1,950,000	2,007,369
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement
Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	4,000,000	4,045,600
(Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	900,000	848,943
(Air Force Village), 5 1/8s, 5/15/27	BBB/F	4,000,000	3,688,280
Tomball, Hosp. Auth. Rev. Bonds (Tomball Regl. Hosp.)
6s, 7/1/29	Baa3	4,150,000	4,004,377
6s, 7/1/19	Baa3	800,000	804,424
TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds,
Ser. A, 5 1/4s, 12/15/24	A2	2,000,000	1,983,940
TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7 1/2s, 12/31/31	BBB-/F	2,000,000	2,198,040
(LBJ Infrastructure), 7s, 6/30/40	Baa3	1,000,000	1,041,290
TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds,
Ser. C, GNMA/FNMA Coll., 6.9s, 7/2/24	AAA	650,000	709,118
			51,412,341

Utah (0.5%)
Carbon Cnty., Solid Waste Disp. Rev. Bonds (Laidlaw
Env.), Ser. A, 7.45s, 7/1/17		B+/P		600,000	600,660
Tooele Cnty., Harbor & Term. Dist. Port Fac. Rev.
Bonds (Union Pacific), Ser. A, 5.7s, 11/1/26		Baa2		1,500,000	1,515,510
					2,116,170

Vermont (0.3%)
VT Hsg. Fin. Agcy. Rev. Bonds
Ser. 22, AGM, 5s, 11/1/34		AAA		210,000	213,125
(Single Fam.), Ser. 23, AGM, 5s, 5/1/34		AAA		540,000	553,376
Ser. 19A, AGM, 4.62s, 5/1/29		AAA		495,000	494,416
					1,260,917

Virginia (2.1%)
Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev.
Bonds (Westminster-Canterbury), 5s, 1/1/24		B+/P		600,000	584,532
Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev.
Bonds
(United Methodist), Ser. A, 6.7s, 6/1/27		BB+/P		295,000	296,971
(United Methodist), Ser. A, 6.7s, 6/1/27 (Prerefunded,
6/1/12)		BB+/P		105,000	116,383
(United Methodist), Ser. A, 6 1/2s, 6/1/22		BB+/P		600,000	607,110
(Westminster-Canterbury), 5s, 10/1/22		BBB-		1,000,000	1,019,570
James Cnty., Indl. Dev. Auth. Rev. Bonds
(Williamsburg), Ser. A, 6 1/8s, 3/1/32		BB-/P		1,500,000	1,448,610
Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury)
5s, 7/1/31		BB/P		1,250,000	1,135,313
4 7/8s, 7/1/21		BB/P		1,000,000	970,720
WA Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Mountain States Hlth. Alliance), Ser. C, 7 3/4s,
7/1/38		Baa1		1,700,000	1,949,696
Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds
(Westminster-Canterbury), Ser. A, 5.2s, 1/1/27		BB+/P		700,000	667,275
					8,796,180

Washington (1.3%)
Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32		BBB		3,385,000	3,389,333
6 1/2s, 6/1/26		BBB		465,000	478,192
WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth
U.), 5 5/8s, 10/1/40		Baa1		400,000	412,524
WA State Hlth. Care Fac. Auth. Rev. Bonds (WA Hlth.
Svcs.), 7s, 7/1/39		Baa2		1,000,000	1,081,780
					5,361,829

West Virginia (1.0%)
Mason Cnty., Poll. Control FRB (Appalachian Pwr. Co.
Project), Ser. L, 5 1/2s, 10/1/11		Baa2		725,000	734,686
Princeton, Hosp. Rev. Bonds (Cmnty. Hosp. Assn.,
Inc.), 6.1s, 5/1/29		BB		3,075,000	2,894,928
WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth.
Syst.), 6 3/4s, 10/1/43		B/P		735,000	735,368
					4,364,982

Wisconsin (3.4%)
Badger, Tobacco Settlement Asset Securitization Corp.
Rev. Bonds
7s, 6/1/28 (Prerefunded, 6/1/12)		Aaa		3,000,000	3,350,280
6 3/8s, 6/1/32 (Prerefunded, 6/1/12)		Aaa		5,500,000	6,079,865
WI State Rev. Bonds, Ser. A, 6s, 5/1/27		Aa3		2,000,000	2,292,500
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39		BB/P		1,150,000	1,226,406
(Prohealth Care, Inc.), 6 5/8s, 2/15/39		A1		1,250,000	1,368,738
					14,317,789
Total municipal bonds and notes (cost $547,240,964)					$550,078,842

PREFERRED STOCKS (1.2%)(a)
				Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-3,
$4.95		Baa1		2,000,000	$1,660,000
MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A,
7.50% cum. pfd.		Baa1		3,841,668	3,656,346

Total preferred stocks (cost $5,841,668)					$5,316,346

COMMON STOCKS (0.0%)(a)
				Shares	Value

Tembec, Inc. (Canada) (NON)				1,750	$3,861

Total common stocks (cost $1,273,945)					$3,861

WARRANTS (0.0%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

Tembec, Inc. (Canada)	CAD	3/03/12	0.00001	3,889	$1,361

Total warrants (cost $154,422)					$1,361

TOTAL INVESTMENTS

Total investments (cost $554,510,999)(b)					$555,400,410

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 31, 2009 through July 31, 2010.

(a) Percentages indicated are based on net assets of $425,887,060

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $554,472,719, resulting in gross unrealized appreciation and depreciation of $27,401,711 and $26,474,020, respectively, or net unrealized apreciation of $927.691.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(T) Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN, Mandatory Put Bonds and VRDN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The dates shown parenthetically on prerefunded bonds represent the next prerefunding date.

The fund had the following insurance (concentration)(concentrations) greater than 10% at the close of the reporting period (as a percentage of net assets):

Healthcare	51.8%
Utilities	19.3
Transportation	12.2

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities.

At the close of the reporting period, the fund’s investments with a value of $21,305,733 were held by the TOB trust and served as collateral for $10,021,632 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $21,589 for these investments based on an average interest rate of 0.29%.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$3,861	$--	$--

Total common stocks	3,861	--	--

Municipal bonds and notes	--	550,078,842	--

Preferred stocks	--	5,316,346	--

Warrants	1,361	--	--

Totals by level	$5,222	$555,395,188	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	1,361	--

Total	$1,361	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: September 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2010